Stockholders' equity: (Tables)	12 Months Ended
Dec. 31, 2021
Stockholders' equity:
Schedule of total share capital

			Capital stock as of
	Total shares		December 31,
Description	2020	2021	2020		2021

“B” Series	277,050,000	277,050,000	Ps.	7,173,079	Ps.	7,173,079
“BB” Series	22,950,000	22,950,000		594,197		594,197
Total	300,000,000	300,000,000	Ps.	7,767,276	Ps.	7,767,276